Shareholders' Equity (Details) - $ / shares	Dec. 31, 2021	Jan. 06, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, authorized	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares issued	3,450,000	3,450,000	3,450,000
Ordinary shares subject to possible redemption	13,800,000
Preference shares issue	0
Preference shares outstanding	0		0
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares issue	0		0
Preference shares outstanding	0		0